Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended						36 Months Ended
	Jan. 08, 2024	Sep. 11, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 05, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Company is required to disclose in its proxy statement information that shows the relationship between “Compensation Actually Paid” as defined in Item 402(v) of Regulation S-K and the financial performance of the Company. The following table provides compensation, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “Compensation Actually Paid,” as computed in accordance with SEC rules, for our principal executive officer (“PEO”) and our other named executive officers for each of the years presented below other than the PEO (such other named executive officers, the “Non-PEO NEOs”).” In accordance with SEC rules, the table also provides information on our cumulative TSR, the cumulative TSR of a peer group, Net Income, and a Company-selected measure, Company-wide net sales.

“Compensation Actually Paid” does not necessarily reflect the target value of compensation as approved by our Compensation and Talent Development Committee or the value of compensation actually earned, realized, or received by the Company’s NEOs. The Compensation and Talent Development Committee did not consider the “Compensation Actually Paid” in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1¹ ($)	Summary Compensation Table Total for PEO 2¹ ($)	Summary Compensation Table Total for PEO 3¹ ($)	Summary Compensation Table Total for PEO 4¹ ($)	Compensation Actually Paid to PEO 1¹˒²˒³ ($)	Compensation Actually Paid to PEO 2¹˒²˒³ ($)	Compensation Actually Paid to PEO 3¹˒²˒³ ($)	Compensation Actually Paid to PEO 4¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on: [4]		Net Income ($ Millions)	Company-Wide Net Sales⁵ ($ Millions)
											TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(b)		(c)	(c)	(c)		(d)	(e)	(f)	(g)	(h)	(i)
2024	—	—	41,804	10,629,953	—	—	94,783	14,627,008	2,690,777	3,049,603	37.81	150.42	-126.00	799.49
2023	15,628,123	6,484,267	2,615,890	—	2,339,023	(1,199,925)	2,578,673	—	2,275,647	521,034	29.19	130.16	-151.40	746.64
2022	6,316,051	—	—	—	5,003,168	—	—	—	2,133,026	1,363,185	44.46	120.91	-19.75	460.71
2021	5,340,865	—	—	—	723,446	—	—	—	1,791,220	673,740	67.32	169.55	-38.38	464.48
2020	5,337,861	—	—	—	6,764,143	—	—	—	1,502,685	1,451,284	93.07	145.89	2.52	406.56

(1) Jon C. Serbousek (PEO 1) was our CEO for each year presented until January 5, 2023. Keith C. Valentine (PEO 2) was our CEO from January 5, 2023 through September 11, 2023. Catherine Burzik (PEO 3) was our Interim CEO from September 11, 2023 through January 8, 2024. Massimo Calafiore (PEO 4) became our CEO on January 8, 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Douglas C. Rice	Douglas C. Rice	Douglas C. Rice	Geoffrey C. Gillespie	Julie Andrews
Kimberley A. Elting	Kimberley A. Elting	Kimberley A. Elting	Kimberley A. Elting	J. Andrés Cedrón
Kevin J. Kenny	Kevin J. Kenny	Kevin J. Kenny	Kevin J. Kenny	Geoffrey C. Gillespie
Paul W. Gonsalves	Paul W. Gonsalves	Paul W. Gonsalves	John Bostjancic	Max Reinhardt
Davide Bianchi			Douglas C. Rice	Lucas Vitale
			Puja Leekha	Kimberley A. Elting
Patrick L. Keran

(2) The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.

(3) “Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 3	Exclusion of Stock Awards and Option Awards for PEO 3	Inclusion of Equity Values for PEO 3	Compensation Actually Paid to PEO 3
	($)	($)	($)	($)
2024	41,804	—	52,979	94,783

Year	Summary Compensation Table Total for PEO 4	Exclusion of Stock Awards and Option Awards for PEO 4	Inclusion of Equity Values for PEO 4	Compensation Actually Paid to PEO 4
	($)	($)	($)	($)
2024	10,629,953	(8,572,215)	12,569,270	14,627,008

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2024	2,690,777	(1,904,247)	2,263,073	3,049,603

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 3	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 3	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO 3	Total - Inclusion of Equity Values for PEO 3
	($)	($)	($)	($)	($)	($)	($)
2024	—	—	—	52,979	—	—	52,979

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 4	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 4	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 4	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 4	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 4	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO 4	Total - Inclusion of Equity Values for PEO 4
	($)	($)	($)	($)	($)	($)	($)
2024	12,569,270	—	—	-	—	—	12,569,270

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2024	2,205,234	26,571	59,104	(27,836)	—	—	2,263,073

(4) The Peer Group TSR set forth in this table utilizes the NASDAQ Stocks Surgical, Medical and Dental Instruments Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Stocks Surgical, Medical and Dental Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined Company-Wide Net Sales to be the most important financial performance measure used to link Company performance to “Compensation Actually Paid” to our NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name				Company-wide net sales
Named Executive Officers, Footnote

(1) Jon C. Serbousek (PEO 1) was our CEO for each year presented until January 5, 2023. Keith C. Valentine (PEO 2) was our CEO from January 5, 2023 through September 11, 2023. Catherine Burzik (PEO 3) was our Interim CEO from September 11, 2023 through January 8, 2024. Massimo Calafiore (PEO 4) became our CEO on January 8, 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Douglas C. Rice	Douglas C. Rice	Douglas C. Rice	Geoffrey C. Gillespie	Julie Andrews
Kimberley A. Elting	Kimberley A. Elting	Kimberley A. Elting	Kimberley A. Elting	J. Andrés Cedrón
Kevin J. Kenny	Kevin J. Kenny	Kevin J. Kenny	Kevin J. Kenny	Geoffrey C. Gillespie
Paul W. Gonsalves	Paul W. Gonsalves	Paul W. Gonsalves	John Bostjancic	Max Reinhardt
Davide Bianchi			Douglas C. Rice	Lucas Vitale
			Puja Leekha	Kimberley A. Elting
Patrick L. Keran

Peer Group Issuers, Footnote				The Peer Group TSR set forth in this table utilizes the NASDAQ Stocks Surgical, Medical and Dental Instruments Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Stocks Surgical, Medical and Dental Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

(3) “Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 3	Exclusion of Stock Awards and Option Awards for PEO 3	Inclusion of Equity Values for PEO 3	Compensation Actually Paid to PEO 3
	($)	($)	($)	($)
2024	41,804	—	52,979	94,783

Year	Summary Compensation Table Total for PEO 4	Exclusion of Stock Awards and Option Awards for PEO 4	Inclusion of Equity Values for PEO 4	Compensation Actually Paid to PEO 4
	($)	($)	($)	($)
2024	10,629,953	(8,572,215)	12,569,270	14,627,008

Non-PEO NEO Average Total Compensation Amount				$ 2,690,777	$ 2,275,647	$ 2,133,026	$ 1,791,220	$ 1,502,685
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,049,603	521,034	1,363,185	673,740	1,451,284
Adjustment to Non-PEO NEO Compensation Footnote

(3) “Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2024	2,690,777	(1,904,247)	2,263,073	3,049,603

Compensation Actually Paid vs. Total Shareholder Return

The following graph shows the relationship of the average of the “Compensation Actually Paid” to our PEO and the average of “Compensation Actually Paid” to our Non-PEO NEOs to the TSR performance of our common stock and the TSR performance of the Peer Group. The TSR performance amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested, where applicable.

Compensation Actually Paid vs. Net Income				The following graph shows the relationship of the average of the “Compensation Actually Paid” to our PEO and the average of the “Compensation Actually Paid” to our Non-PEO NEOs to our net income.
Compensation Actually Paid vs. Company Selected Measure				The following graph shows the relationship of “Compensation Actually Paid” to our PEO and the average of “Compensation Actually Paid” to our Non-PEO NEOs to Company-Wide Net Sales.
Total Shareholder Return Vs Peer Group

The following graph shows the relationship of the average of the “Compensation Actually Paid” to our PEO and the average of “Compensation Actually Paid” to our Non-PEO NEOs to the TSR performance of our common stock and the TSR performance of the Peer Group. The TSR performance amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested, where applicable.

Tabular List, Table

Most Important Financial Metrics to Link Compensation to Performance:
CEO and CFO	Other NEOs
Company-Wide Net Sales	Company-Wide Net Sales
Adjusted EBITDA	Adjusted EBITDA
Relative TSR	Relative TSR
Reporting Segment Net Sales

Total Shareholder Return Amount				$ 37.81	29.19	44.46	67.32	93.07
Peer Group Total Shareholder Return Amount				150.42	130.16	120.91	169.55	145.89
Net Income (Loss)				$ (126,000,000)	$ (151,400,000)	$ (19,750,000)	$ (38,380,000)	$ 2,520,000
Company Selected Measure Amount				799,490,000	746,640,000	460,710,000	464,480,000	406,560,000
PEO Name	Catherine Burzik	Keith C. Valentine	Massimo Calafiore						Jon C. Serbousek
Measure:: 1
Pay vs Performance Disclosure
Name				Company-Wide Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name				Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name				Company-Wide Net Sales
Measure:: 5
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name				Relative TSR
Measure:: 7
Pay vs Performance Disclosure
Name				Reporting Segment Net Sales
PEO 1
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 15,628,123	$ 6,316,051	$ 5,340,865	$ 5,337,861
PEO Actually Paid Compensation Amount					2,339,023	$ 5,003,168	$ 723,446	$ 6,764,143
PEO 2
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,484,267
PEO Actually Paid Compensation Amount					(1,199,925)
PEO 3
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 41,804	2,615,890
PEO Actually Paid Compensation Amount				94,783	$ 2,578,673
PEO 4
Pay vs Performance Disclosure
PEO Total Compensation Amount				10,629,953
PEO Actually Paid Compensation Amount				14,627,008
PEO | PEO 3 | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				52,979
PEO | PEO 4 | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,572,215)
PEO | PEO 4 | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,569,270
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,904,247)
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,263,073
Non-PEO NEO | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,205,234
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				26,571
Non-PEO NEO | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				59,104
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (27,836)